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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ____________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:

  /s/ Brian Jackelow             New York, NY             November 14, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 963,033
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      028-06341                    SAB Capital Advisors, L.L.C.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
--------               ---------------- --------- -------- -------------------------- ---------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                          TITLE OF                 VALUE    SHRS OR                   INVESTMENT  OTHER   ----------------------
NAME OF ISSUER              CLASS        CUSIP    (X1000)   PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------         ---------------- --------- -------- ---------- ------ -------- ---------- -------- ---------- ------ ----
AMERICAN CAP MTG INVT
 CORP                        COM        02504A104  90,986   3,620,594  SH              DEFINED      1      3,620,594   0     0
AMERICAN INTL GROUP
 INC                       COM NEW      026874784 162,560   4,957,615  SH              DEFINED      1      4,957,615   0     0
ANN INC                      COM        035623107  66,350   1,758,542  SH              DEFINED      1      1,758,542   0     0
ANNALY CAP MGMT INC    NOTE 5.000% 5/1  035710AB8  35,751  35,000,000  PRN             DEFINED      1              0   0     0
ARMOUR RESIDENTIAL
 REIT INC                    COM        042315101  79,072  10,322,664  SH              DEFINED      1     10,322,664   0     0
COLONY FINL INC              COM        19624R106  10,395     533,600  SH              DEFINED      1        533,600   0     0
DOLLAR GEN CORP NEW          COM        256677105 158,743   3,080,000  SH              DEFINED      1      3,080,000   0     0
INVESCO MORTGAGE
 CAPITAL INC                 COM        46131B100 103,773   5,155,151  SH              DEFINED      1      5,155,151   0     0
KKR & CO L P DEL          COM UNITS     48248M102  35,129   2,324,903  SH              DEFINED      1      2,324,903   0     0
OAKTREE CAP GROUP LLC  UNIT 99/99/9999  674001201  17,193     419,353  SH              DEFINED      1        419,353   0     0
PFSWEB INC                 COM NEW      717098206     226      78,084  SH              DEFINED      1         78,084   0     0
SOLAR CAP LTD                COM        83413U100  41,884   1,827,398  SH              DEFINED      1      1,827,398   0     0
TWO HBRS INVT CORP           COM        90187B101 116,571   9,920,898  SH              DEFINED      1      9,920,898   0     0
WESTERN ASSET MTG CAP
 CORP                        COM        95790D105  44,400   2,000,000  SH              DEFINED      1      2,000,000   0     0